Note 8 - Other Intangible Assets - Analysis of the Core Deposit Intangible Activity (Details) - Core Deposits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Intangible Assets, Gross, Balance	$ 1,056,693	$ 1,056,693	$ 1,056,693
Acquired Intangible Assets, Accumulated Amortization	(976,178)	(940,429)	(904,681)
Acquired Intangible Assets, Net	80,515	116,264	152,012
Amortization Expense	$ (35,749)	$ (35,748)	$ (35,749)